Accounts Receivable (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of major customers [Line Items]
Allowance for credit losses	$ 256,788	$ 563,152	$ 1,459,243
Allowance against accounts receivable	10,528	(12,277)
Trade and other current receivables	$ 331,822	$ 541,793
Two Customers [Member]
Disclosure of major customers [Line Items]
Percentage of accounts receivable	72.00%	53.00%